Condensed financial information of the parent company (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash	$ 804,098	$ 486,522	$ 12,789,735	$ 41,167,501
Total current assets	93,125,955	161,925,796
Total assets	147,033,182	186,733,719
Total Liabilities	23,175,730	16,717,482
Ordinary shares, $2.40 par value, 5 billion shares authorized, 5,481,874 and 889,906 shares issued and outstanding as of September 30, 2025 and 2024, respectively	13,156,498	2,135,774
Additional paid-in capital	161,426,802	161,571,262
(Accumulated losses) Retained earnings	(39,839,384)	13,248,995
Total shareholders' equity	123,857,452	170,016,237	$ 161,975,926	$ 154,684,091
Total liabilities and shareholders' equity	147,033,182	186,733,719
FAMI
Cash	70	70
Other receivables	0	294,701
Total current assets	70	294,771
Investment in subsidiaries	126,420,113	169,753,151
Total assets	126,420,183	170,047,922
Interest payable	43,597	31,685
Promissory notes	2,519,134	0
Total Liabilities	2,562,731	31,685
Ordinary shares, $2.40 par value, 5 billion shares authorized, 5,481,874 and 889,906 shares issued and outstanding as of September 30, 2025 and 2024, respectively	13,156,498	2,135,791
Additional paid-in capital	161,426,802	161,571,245
(Accumulated losses) Retained earnings	(50,725,848)	6,309,201
Total shareholders' equity	123,857,452	170,016,237
Total liabilities and shareholders' equity	$ 126,420,183	$ 170,047,922